Stockholders' Deficit (Details)			6 Months Ended	12 Months Ended
	Jan. 11, 2022 $ / shares shares	Dec. 21, 2021 shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stockholders’ Deficit [Line Items]
Preferred stock, authorized			1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock issued
Preferred stock outstanding
Number of shares forfeited				187,500	187,500
Redemption period			30 days
Initial business combination , Per share (in Dollars per share) | $ / shares	$ 9.98				$ 9.93
Market value percentage			180.00%
Exceeds of redemptions of warrants (in Dollars per share) | $ / shares			$ 18
Notice of redemption			30 days
Common stock shares redemption			12,980,181
Warrant [Member]
Stockholders’ Deficit [Line Items]
Market value percentage			115.00%
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Redemption period				30 days
Business days			60 days	60 years
Warrant [Member]
Stockholders’ Deficit [Line Items]
Public Warrants expiration term			5 years	5 years
Percentage of total equity proceeds			60.00%
Trading days			20 days	20 years
Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued			5,800,000	5,800,000
Over-Allotment Option [Member]
Stockholders’ Deficit [Line Items]
Number of days granted to underwriter			45 days
Over-Allotment Option [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Public offering price less	1,500,000	2,250,000	2,250,000	2,250,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued			450,000	450,000
IPO [Member]
Stockholders’ Deficit [Line Items]
Warrants issued			14,500,000	14,500,000
Number of days granted to underwriter		45 days
IPO [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued		1	8,250,000	8,250,000
IPO [Member] | Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued			6,250,000	6,250,000
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common Stock, share authorized			180,000,000	180,000,000	180,000,000
Common Stock, par value share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock ,vote share			1	1
Common stock ,shares issued
Common stock ,shares outstanding
Initial business combination , Per share (in Dollars per share) | $ / shares			$ 9.2
Exercise price (in Dollars per share) | $ / shares			$ 9.2
Class A Common Stock [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Initial business combination , Per share (in Dollars per share) | $ / shares				$ 9.2
Class A Common Stock [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Initial business combination , Per share (in Dollars per share) | $ / shares				$ 9.2
Market value percentage				115.00%
Common Class A Subject to Redemption [Member]
Stockholders’ Deficit [Line Items]
Common stock subject to redemption			3,519,819	16,500,000
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common Stock, share authorized			20,000,000	20,000,000	20,000,000
Common Stock, par value share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock ,vote share			1	1
Common stock ,shares issued			4,125,000	4,125,000	4,125,000
Common stock ,shares outstanding			4,125,000	4,125,000	4,125,000
Convertible percentage			20.00%
Aggregate percentage				20.00%
Class B Common Stock [Member] | Over-Allotment Option [Member]
Stockholders’ Deficit [Line Items]
Common Stock, par value share (in Dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common stock ,shares outstanding	4,312,500			4,312,500
Number of shares forfeited	187,500			187,500
Common stock forfeited due to partial exercise	187,500
Common Stock Subject To Redemption [Member]
Stockholders’ Deficit [Line Items]
Common stock subject to redemption				16,500,000	15,000,000
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds18.00 [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Market value percentage				180.00%
Exceeds of redemptions of warrants (in Dollars per share) | $ / shares			$ 18	$ 18
Warrants per share (in Dollars per share) | $ / shares			$ 0.01	$ 0.01
Notice of redemption				30 days
Trading days			20 days	20 days
Trading days			30 days
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds18.00 [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Issued price , per share (in Dollars per share) | $ / shares				$ 18
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds18.00 [Member] | Class A Common Stock [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Exceeds of redemptions of warrants (in Dollars per share) | $ / shares			$ 18	$ 18
Business Combination [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Total equity percentage				60.00%